Stock-Based Compensation Plans - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	342,000		342,000		349,500
Stock-based compensation expense	$ 0	$ 0	$ 16,000	$ 17,000	$ 63,000	$ 20,000
Unrecognized compensation expenses related to stock award	$ 0		$ 0		$ 0
Options granted			7,500	7,500	28,500	7,000
Options vested			7,500	7,500	28,500	7,000
Fair value of options granted during the period						$ 2.75
Aggregate fair value of options granted			$ 16,000	$ 17,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted during the period					$ 2.17
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted during the period					$ 2.28